Commitments (Future Minimum Lease Payments Under Non-Cancelable Operating Leases) (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2012
Operating Leased Assets [Line Items]
2013	$ 106,227
2014	96,411
2015	89,945
2016	65,005
2017	44,967
Thereafter	65,816
Operating Leases, Future Minimum Payments Due, Total	$ 468,371